Schedule of Investments (unaudited) September 30, 2019	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 101.2%

Alabama — 2.3%
Bessemer Governmental Utility Services Corp., Refunding RB, (BAM), 5.00%, 06/01/21	$470	$495,216
Black Belt Energy Gas District, RB Project No. 4, Series A-1, 4.00%, 06/01/22	825	872,933
Series A, 5.00%, 12/01/20	730	757,725
Series A, 5.00%, 12/01/21	1,950	2,084,881
Southeast Alabama Gas Supply District, RB, Series A, Project No. 2, 4.00%, 06/01/22	1,760	1,858,613
4.00%, 06/01/23	2,225	2,388,760
State of Alabama Docks Department, Refunding RB, Docks Facilities Revenue, Series B
5.00%, 10/01/19	1,000	1,000,090
5.00%, 10/01/20	1,750	1,806,945

		11,265,163

Arizona — 2.6%
County of Maricopa Industrial Development Authority, RB, Honorhealth, Series A:
5.00%, 09/01/21	770	821,267
5.00%, 09/01/22	750	824,902
County of Yavapai Industrial Development Authority, RB, VRDN, Skanon Investments, Inc. (Drake Cement Project),LOC CITIBANK NA, Series A, 1.35%, 09/01/35(a)	10,000	10,000,000
Glendale Union High School District No. 205, GO, Series C, 5.00%, 07/01/22	1,000	1,096,520

		12,742,689

California — 0.8%
California Health Facilities Financing Authority, RB, Sutter Health, Series A, 5.00%, 11/15/21	1,305	1,408,617
California Municipal Finance Authority, Refunding RB, Biola University, 5.00%, 10/01/20	305	315,498
City of Los Angeles Department of Airports, RB, Los Angeles International Airport, Series B, AMT, 5.00%, 05/15/20	1,100	1,123,573
Palmdale Financing Authority, Refunding RB (AGM):
4.00%, 11/01/19	325	325,722
4.00%, 11/01/20	340	350,050

Security	Par (000)	Value

California (continued)
Semitropic Improvement District, Refunding RB, Series A, 5.25%, 12/01/19(b)	$500	$503,340

		4,026,800

Colorado — 0.2%
Adams & Arapahoe Joint School District 28J Aurora, GO, Refunding, Series A, 5.00%, 12/01/20	355	370,379
City & County of Denver Colorado Airport System Revenue, Refunding RB, Series A, 5.00%, 11/15/19	500	502,175
City of Colorado Springs Co. Utilities System Revenue, RB, VRDN, Series B (Landesbank Hessen-THRGN SBPA), 1.53%, 11/01/36(a)	310	310,000

		1,182,554

Connecticut — 7.4%
State of Connecticut, GO, GAAP Conversion, Series A, 5.00%, 10/15/22	1,000	1,102,910
State of Connecticut, GO, Refunding, Series B, 5.00%, 05/15/22	4,955	5,397,432
State of Connecticut, GO:
Series A, 5.00%, 04/15/21	11,000	11,588,060
Series B, 5.00%, 04/15/21	685	721,620
Series E, 4.00%, 09/15/21	770	807,199
State of Connecticut Health & Educational Facilities Authority, Refunding RB:
Fairfileld University, Series S, 5.00%, 07/01/21	1,030	1,094,870
Sacred Heart University, Series I -1, 5.00%, 07/01/21	700	743,890
State of Connecticut Special Tax Revenue, RB:
Series B, 5.00%, 10/01/22	3,400	3,753,702
Transportation Infrastructure Purposes, Series A, 5.00%, 01/01/20	1,500	1,513,260
Transportation Infrastructure Purposes, Series A, 5.00%, 09/01/21	1,500	1,601,115
Transportation Infrastructure Purposes, Series A, 5.00%, 08/01/22	900	988,614
University of Connecticut, RB, Series A:
5.00%, 04/15/20	800	815,112
5.00%, 03/15/22	1,550	1,681,409
5.00%, 04/15/22	4,000	4,350,320

1

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Connecticut (continued)
University of Connecticut, Refunding RB, Series A, 5.00%, 02/15/22	$720	$779,018

		36,938,531

District of Columbia — 0.4%
District of Columbia, RB, VRDN (Suntrust Bank LOC), 1.43%, 04/01/38(a)	1,235	1,235,000
District of Columbia, Refunding RB, The Catholic University of America Issue:
5.00%, 10/01/21	250	267,338
5.00%, 10/01/22	325	358,234

		1,860,572

Florida — 3.0%
Central Florida Expressway Authority, Refunding RB, Senior Lien, 5.00%, 07/01/22	1,550	1,699,281
County of Escambia Health Facilities Authority, Refunding RB, VRDN (TD Bank NA SBPA), Azalea Trace, Inc, Series B (AGC), 1.46%, 11/15/29(a)	1,400	1,400,000
County of Monroe School District, RB, Florida Sales Tax (AGM), 5.00%, 10/01/20	500	518,025
County of Orange Health Facilities Authority, Refunding RB, VRDN, Lakeside Behavioral Healthcare, Inc. Project (Suntrust Bank LOC), 1.43%, 07/01/27(a)	1,665	1,665,000
County of Palm Beach Florida Health Facilities Authority, Refunding RB, Baptist Health South Florida Obligated Group, 5.00%, 08/15/23(c)	500	566,160
Orlando Utilities Commission, Refunding RB, Series A, 5.00%, 10/01/27(a)	5,000	5,181,900
South Miami Health Facilities Authority, Refunding RB, Baptist Health South Florida Obligated Group, 5.00%, 08/15/21	2,500	2,667,125
Tolomato Community Development District, Refunding, Special Assessment Bonds, Series A-1 (AGM):
2.00%, 05/01/21	585	583,549
2.00%, 05/01/22	605	602,320

		14,883,360

Georgia — 5.6%
City of Atlanta Georgia, Refunding, Tax Allocation Bonds, Atlantic Station Project:
5.00%, 12/01/20	2,000	2,077,340

Security	Par (000)	Value

Georgia (continued)
5.00%, 12/01/21	$1,150	$1,231,086
County of Barow Development Authority, Refunding RB, Georgia Power Company Plant Vogtle Project, 1.55%, 08/01/43(a)	1,730	1,715,779
County of Burke Georgia Development Authority, Refunding RB, Georgia Power Company Plant Bowen Project, 1.55%, 12/01/49(a)	3,245	3,216,606
County of Cobb Kennestone Hospital Authority, Refunding RB, Revenue Anticipation Certificates:
5.00%, 04/01/20	110	111,877
5.00%, 04/01/21	200	210,132
County of Fulton Development Authority, RB, Revenue Anticipation Certificates, Series A, 5.00%, 04/01/21	125	131,333
County of Monroe Development Authority, RB, VRDN, Gulf Power Co. Plant Scherer Plant, First Series, 1.45%, 06/01/49(a)	1,000	1,000,000
Main Street Natural Gas, Inc., RB, Series A:
5.00%, 05/15/22	1,145	1,237,264
4.00%, 04/01/48(a)	15,500	16,790,065
Municipal Electric Authority of Georgia, RB, Plant Vogtle Units 3 & 4 Project, 5.00%, 01/01/23	125	136,989

		27,858,471

Illinois — 1.5%
Chicago Housing Authority, RB, M/F, Series A, 5.00%, 01/01/22	1,400	1,503,152
Chicago Transit Authority, Refunding RB, Section 5337, State of Good Repair Formula Funds:
5.00%, 06/01/20	1,000	1,021,080
5.00%, 06/01/21	2,000	2,104,140
Illinois Finance Authority, Refunding RB, Southern Illinois Healthcare, 5.00%, 03/01/21	265	277,874
Regional Transportation Authority, RB, Series A (NPFGC), 6.70%, 11/01/21	2,200	2,322,540

		7,228,786

Indiana — 0.5%
City of Rockport Indiana, Refunding RB, AEP Generating Co. Project, Series A, 1.35%, 07/01/25(a)	2,250	2,230,335

2

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indiana (continued)
Indiana Finance Authority, RB, Butler University Project, 3.00%, 02/01/23	$225	$236,279

		2,466,614

Iowa — 4.8%
Iowa Finance Authority, RB, VRDN, CJ BIO America, Inc. Project (Korea Development Bank LOC), 1.73%, 04/01/22(a)	22,500	22,500,000
Iowa Student Loan Liquidity Corp., Refunding RB, AMT, Series A:
5.00%, 12/01/20	650	670,033
5.00%, 12/01/21	750	791,842

		23,961,875

Kansas — 4.7%
City of Burlington Kansas, Refunding RB, Environment Improvement Revenue, City Power & Light, VRDN(a):
Series B, 1.72%, 09/01/35	6,000	6,000,000
Series A, 1.72%, 09/01/35	16,000	16,000,000
County of Geary Unified School District No. 475, GO, Refunding, Series B, 5.00%, 09/01/20	750	774,817
County of Johnson Unified School District No. 233 Olathe, GO, Refunding, Series B, 3.00%, 09/01/21	500	515,765

		23,290,582

Kentucky — 1.8%
Kentucky Public Energy Authority, RB:
Gas Supply, Series C-1, 4.00%, 12/01/21	1,500	1,568,640
Gas Supply, Series C-1, 4.00%, 06/01/22	1,750	1,847,160
Gas Supply, Series C-1, 4.00%, 12/01/22	2,500	2,662,400
Series A, 4.00%, 04/01/20	785	793,541
Series A, 4.00%, 04/01/21	775	799,970
Series A-1, 4.00%, 12/01/22	1,000	1,064,960

		8,736,671

Louisiana — 3.4%
Greater Ouachita Water Co., Refunding RB (BAM):
5.00%, 09/01/22	500	547,265
3.00%, 09/01/23	500	524,080
Louisiana Public Facilities Authority, Refunding RB, Ochsner Clinic Foundation Project, 5.00%, 05/15/20	225	229,748
Parish of St. James Louisiana, RB, VRDN, Nucor Steel Louisiana, LLC Project, Series A, 1.54%, 11/01/40(a)	6,000	6,000,000

Security	Par (000)	Value

Louisiana (continued)
Parish of St. John the Baptist Louisiana, RB, Marathon Oil Corp., 2.00%, 06/01/37(a)	$8,750	$8,771,962
State Tammany Parish Wide School District No. 12, GO, Series A, 4.00%, 03/01/21	300	311,112
West Baton Rouge Parish School District No. 3, GO (AGM):
3.00%, 03/01/21	300	305,991
5.00%, 03/01/21	225	235,762

		16,925,920

Maryland — 0.9%
Maryland Health & Higher Educational Facilities Authority, Refunding RB, LifeBridge Health Issue, 5.00%, 07/01/21	235	249,507
Maryland Industrial Development Financing Authority, Refunding RB, VRDN, Occidental Petrolleum Corporation Issue, 1.78%, 03/01/30(a)	4,410	4,410,000

		4,659,507

Massachusetts — 1.1%
Massachusetts Development Finance Agency, Refunding RB:
Harvard University, Series B-1, 5.00%, 10/15/20(b)	765	793,856
Partners HealthCare System Issue, 5.00%, 07/01/21	3,485	3,702,359
Series A, 5.00%, 07/01/22	525	570,754
Massachusetts State Educational Financing Authority, Refunding RB, Issue K, Senior Series A, AMT, 4.00%, 07/01/20	375	381,799

		5,448,768

Michigan — 1.9%
City of Battle Creek Michigan, Refunding, GOL, Downtown Development Bonds:
5.00%, 05/01/20	360	367,290
5.00%, 05/01/21	565	595,691
Grand Rapids Public Schools, GO, Refunding, (AGM), 5.00%, 05/01/20	475	484,704
Grand Valley State University, Refunding RB, 5.00%, 12/01/20	630	656,113
Karegnondi Water Authority, Refunding RB:
4.00%, 11/01/19	500	501,005
5.00%, 11/01/21	450	481,770

3

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
Michigan State Hospital Finance Authority, Refunding RB, Trinity Health Credit Group, Series C:
5.00%, 12/01/20	$1,000	$1,042,020
5.00%, 12/01/21	1,000	1,077,070
Michigan State Housing Development Authority, Refunding RB, S/F, Series D, VRDN (IND & COMM Bank of China SBPA), 1.50%, 06/01/30(a)	3,650	3,650,000
Wayne-Westland Community Schools, GOL (Q-SBLF):
4.00%, 05/01/22	150	159,260
5.00%, 11/01/22	290	319,899

		9,334,822

Mississippi — 0.3%
Mississippi Development Bank, RB, Special Obligation, Hinds County Bond Project:
3.00%, 11/01/20	460	467,263
5.00%, 11/01/21	500	535,290
State of Mississippi, RB, Series A, 5.00%, 10/15/22	500	552,160

		1,554,713

Missouri — 0.1%
City of Washington Missouri, COP, Refunding, 5.00%, 03/01/23	370	410,970

Nebraska — 1.8%
Central Plains Energy Project, Refunding RB, 5.00%, 08/01/39(a)	9,000	9,051,390

Nevada — 1.0%
County of Clark School District, GO, Refunding, Series C:
5.00%, 06/15/20	2,500	2,561,775
5.00%, 06/15/21	2,500	2,648,750

		5,210,525

New Jersey — 19.3%
Belleville Board of Education, GO, (BAM), 3.00%, 09/01/21	1,245	1,280,482
Borough of North Plainfield, GO, Refunding, 3.00%, 12/11/19	5,714	5,730,586
County of Camden Improvement Authority, Refunding RB, Camden County College Project, 4.00%, 01/15/20	1,230	1,239,151
Gloucester County Improvement Authority, Refunding RB, Rowan University Project, Series A, 5.00%, 11/01/20	520	539,755

Security	Par (000)	Value

New Jersey (continued)
New Jersey Building Authority, Refunding RB, Series A:
5.00%, 06/15/21	$2,325	$2,454,828
5.00%, 06/15/22	3,005	3,266,255
New Jersey EDA, RB, Series DDD:
5.00%, 06/15/20	1,560	1,596,535
5.00%, 06/15/21	3,000	3,167,520
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 06/15/21	2,500	2,639,600
School Facilities Construction, 5.00%, 03/01/20	1,700	1,723,562
School Facilities Construction, 5.50%, 09/01/21	2,395	2,523,300
School Facilities Construction, Series II, 5.00%, 03/01/22	1,310	1,412,324
School Facilities Construction, Series K (AMBAC), 5.25%, 12/15/20	700	730,156
School Facilities Construction, Series NN, 5.00%, 03/01/21	555	580,869
School Facilities Construction, Series NN, 5.00%, 03/01/22	4,505	4,856,886
School Facilities Construction, Series PP, 5.00%, 06/15/20	4,200	4,298,364
Series B, 5.00%, 11/01/19	4,500	4,512,150
Series XX, 5.00%, 06/15/21	2,390	2,523,458
New Jersey Educational Facilities Authority, RB, Higher Education Capital Improvement Fund, Series A, 5.00%, 09/01/20	1,650	1,700,127
New Jersey Educational Facilities Authority, Refunding RB, Ramapo College, Series B, 5.00%, 07/01/21	890	945,411
New Jersey Health Care Facilities Financing Authority, RB, Inspira Health Obligated Group, 5.00%, 07/01/21	100	106,166
New Jersey Health Care Facilities Financing Authority, Refunding RB, Hospital Asset Transformation Program:
5.00%, 10/01/20	600	619,878
5.00%, 10/01/21	2,500	2,662,925
New Jersey Sports & Exposition Authority, Refunding RB, Series A, 5.00%, 09/01/21	1,235	1,308,828
New Jersey Transportation Trust Fund Authority, RB:
(AMBAC), 5.25%, 12/15/22	650	721,981
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/20	11,500	11,766,685

4

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/21	$1,320	$1,393,669
Transportation Program, Series AA, 5.00%, 06/15/20	500	511,710
Transportation System, Series A, 5.75%, 06/15/20	955	981,931
Transportation System, Series B, 5.00%, 06/15/21	3,235	3,415,642
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System:
Series A, 5.50%, 12/15/21	4,695	5,081,539
Series A, 5.50%, 12/15/22	1,155	1,290,378
Series B (NPFGC), 5.50%, 12/15/21	1,000	1,083,160
New Jersey Turnpike Authority, Refunding RB, Series B, 5.00%, 01/01/20	3,190	3,219,348
State of Garden Preservation Trust, Refunding RB, Series A, 5.00%, 11/01/21	2,195	2,350,977
State of New Jersey, GO, Refunding, Series Q, 5.00%, 08/15/20	1,720	1,773,406
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.00%, 06/01/21	2,000	2,115,660
Township of Branchburg, GO, Refunding, 3.00%, 10/04/19	4,274	4,274,217
Township of Jackson New Jersey, GO, Series B, 2.00%, 02/13/20	3,500	3,506,475

		95,905,894

New Mexico — 0.6%
Albuquerque Municipal School District No 12, GO, 5.00%, 08/01/21	1,675	1,785,399
New Mexico Municipal Energy Acquisition Authority, Refunding RB, Series A, 4.00%, 05/01/23	1,200	1,300,956

		3,086,355

New York — 12.7%
Adirondack Central School District, GO, 2.25%, 07/17/20	4,700	4,732,477
City of New York Water & Sewer System, Refunding RB, VRDN, 2nd General Resolution, Series AA-5 (TD Bank NA), 1.45%, 06/15/48(a)	2,800	2,800,000
City of Yonkers, GO, Series A (AGM), 4.00%, 11/15/19	600	601,968

Security	Par (000)	Value

New York (continued)
City of Yonkers New York, Refunding, GOL, Bond Anticipation Notes, Series A, 3.00%, 12/17/19	$1,613	$1,618,244
County of Nassau New York, GO, Series C, 5.00%, 10/01/21	4,500	4,813,875
County of Nassau New York, GO, Refunding, Series C, 4.00%, 12/10/19	10,000	10,046,000
East Islip Union Free School District, GO, Bond Anticipation Notes, 2.25%, 07/02/20	4,452	4,489,464
Rhinebeck Central School District, GO, Refunding, Bond Anticipation Notes, 2.25%, 06/26/20	5,560	5,595,584
South Jefferson Central School District, GO, Refunding, Bond Anticipation Notes, 2.25%, 07/09/20	5,875	5,914,421
Town of Carmel, GO, Series B, 3.25%, 10/04/19	5,100	5,100,561
Town of New Windsor New York, GOL, Bond Anticipation Notes, 2.25%, 06/26/20	5,200	5,230,316
TSASC, Inc., Refunding RB, Senior, Series A, 5.00%, 06/01/20	770	786,262
Watkins Glen Central School District, GO, Refunding, 2.25%, 06/23/20	4,300	4,327,176
Windsor Central School District, GO, Series B, 2.25%, 07/24/20	6,965	7,014,243

		63,070,591

North Carolina — 1.4%
North Carolina Capital Facilities Finance Agency, Refunding RB, Solid Waste Disposal Facility, AMT, Series A, 1.30%, 07/01/34	7,000	7,000,000

Ohio — 1.3%
City of Berea Ohio, GO, 3.00%, 03/12/20	2,500	2,516,225
County of Allen Ohio Hospital Facilities Revenue, Refunding RB, Series A:
5.00%, 08/01/20	605	622,273
5.00%, 08/01/21	1,840	1,954,117
County of Butler Ohio, Refunding RB, 5.00%, 11/15/21	750	802,980
Lancaster Port Authority, Refunding RB, Series A:
5.00%, 08/01/22	235	256,498

5

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
5.00%, 02/01/23	$250	$276,652

		6,428,745

Oklahoma — 0.2%
Norman Regional Hospital Authority, Refunding RB, 5.00%, 09/01/20	1,000	1,031,870

Pennsylvania — 5.9%
Boyertown Area School District, Refunding, GOL (BAM), 4.00%, 11/01/21	910	955,136
City of Philadelphia PA Water & Wastewater Revenue, RB, Series A, 5.00%, 10/01/22	1,000	1,105,770
City of Philadelphia Pennsylvania, GO, Refunding, Go, Refunding, Series A, 5.00%, 08/01/22	1,660	1,823,311
City of Williamsport Pennsylvania, GO, Refunding, (AGM), 5.00%, 07/01/21	365	386,247
Commonwealth Financing Authority, RB, Tobacco Master Settlement payment:
5.00%, 06/01/20	635	650,195
5.00%, 06/01/22	1,000	1,092,940
Commonwealth of Pennsylvania, GO, 1st Series, 2nd Series:
5.00%, 06/01/20	2,740	2,806,144
5.00%, 06/01/22	5,000	5,473,400
Commonwealth of Pennsylvania, GO, Refunding:
5.00%, 01/15/22	1,000	1,081,710
5.00%, 07/01/20	5,160	5,300,145
First Series, 5.00%, 07/01/21	1,700	1,806,743
County of Avon Grove School District Chester, GOL, 4.00%, 11/15/22	425	457,993
County of Centre Hospital Authority, Refunding RB, Mount Nittany Medical Centre Project, Series A, 5.00%, 11/15/21	400	428,380
East Penn School District, Refunding, GOL, 4.00%, 08/01/21	1,030	1,077,133
Palmyra Area School District, GO, Refunding(c):
4.00%, 04/01/22	915	970,019
4.00%, 04/01/23	590	639,147
Pennsylvania Economic Development Financing Authority, RB, Waste Management, Inc. Project, Series A, 2.15%, 11/01/21	1,500	1,516,665
Philadelphia Municipal Authority, Refunding RB, Juvenile Justice Services Center, 5.00%, 04/01/20	700	711,942

Security	Par (000)	Value

Pennsylvania (continued)
Pittsburgh Public Parking Authority, Refunding RB, System-Series A, 5.00%, 12/01/22	$1,010	$1,113,555

		29,396,575

South Carolina — 0.4%
Lexington County Health Services District, Inc., Refunding RB, Lexmed Obligated Group:
5.00%, 11/01/20	500	518,445
5.00%, 11/01/21	250	267,523
South Carolina Jobs-Economic Development Authority, RB, VRDN, Brashier Charter LLC Project (Suntrust Bank LOC), 1.43%, 12/01/38(a)	1,040	1,040,000

		1,825,968

Tennessee — 0.4%
Jackson Energy Authority, Refunding RB, 5.00%, 12/01/20	1,000	1,040,890

Shelby County Health Educational & Housing Facilities Board, RB, Methodist Le Bonheur Healthcare, Series A, 5.00%, 05/01/20	690	704,304

		1,745,194

Texas — 8.7%
City of Denton Texas ISD, GO, VRDN, School Building, Series B (Bank of Tokyo-Mitsubishi SBPA) (PSF-GTD), 1.50%, 08/01/35(a)	4,800	4,800,000
City of Houston Texas, GO, Refunding, Series A:
5.00%, 03/01/20	2,000	2,029,640
5.00%, 03/01/21	3,500	3,675,910
County of Harris Texas Cultural Education Facilities Finance Corp., Refunding RB:
Methodist Hospital, Sub-Series C-1, 1.35%, 12/01/24(a)	1,200	1,200,000
Teco Project, 5.00%, 11/15/20	800	830,848
Teco Project, 5.00%, 11/15/21	725	777,229
County of Tarrant Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A, 5.00%, 07/01/22	1,815	1,983,450
Mission Economic Development Corp., RB, VRDN, Republic Services, Inc., Series A, 1.30%, 01/01/20	1,400	1,400,000

6

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Port of Arthur Navigation District Industrial Development Corp., RB, VRDN, Texas Industrial Development Corp., Total Petrochemicals & Refining USA, Inc., Project, 1.46%, 03/01/42(a)	$2,000	$2,000,000
State of Texas, GO, VRDN(a):
(State Street Bank Trust LOC SBPA), 1.55%, 06/01/41	3,470	3,470,000
(State Street Bank Trust LOC SBPA), 1.55%, 12/01/43	5,835	5,835,000
Veterans (Sumitomo Mitsubishi Bank SBPA), 1.53%, 12/01/47	3,900	3,900,000
State of Texas, GOL, VRDN, Series A, Series B(a):
, 1.55%, 06/01/43	3,890	3,890,000
, 1.55%, 12/01/42	6,000	6,000,000
Texas A&M University, Refunding RB, Financing System, Series E, 5.00%, 05/15/21	1,200	1,270,620

		43,062,697

Utah — 1.3%
Central Utah Water Conservancy District, Refunding RB, Series B:
5.00%, 10/01/20	1,850	1,917,858
5.00%, 10/01/21	1,875	2,011,200
County of Utah, RB, VRDN, IHC Health Services, Inc., Series E, 1.50%, 05/15/51(a)	2,400	2,400,000

		6,329,058

Virginia — 0.2%
Lynchburg EDA, Refunding RB, Cental Health, Series A:
5.00%, 01/01/20	500	504,410
5.00%, 01/01/21	500	521,950

		1,026,360

Security	Par (000)	Value

Washington — 2.5%
Grant County Public Utility District No. 2, Refunding RB, Electric System Revenue, 2.00%, 01/01/44(a)	$9,000	$9,047,610
Tobacco Settlement Authority, Refunding RB, 5.00%, 06/01/22	2,500	2,716,775
Washington Health Care Facilities Authority, Refunding RB, MultiCare Health System, Series B, 5.00%, 08/15/21	625	666,562

		12,430,947

Wisconsin — 0.2%
Public Finance Authority, Refunding RB, Retirement Housing Foundation:
5.00%, 11/15/19	440	441,285
5.00%, 11/15/20	425	436,543
Wisconsin Health & Educational Facilities Authority, Refunding RB, Ascension Health Alliance, 4.00%, 11/15/21	350	369,470

		1,247,298

Total Long-Term Investments — 101.2% (Cost — $499,720,970)		502,626,835

	Shares

Short-Term Securities — 0.0%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.65%(d)(e)	146,248	146,262

Total Short-Term Securities — 0.0% (Cost — $146,262)		146,262

Total Investments — 101.2% (Cost — $499,867,232)		502,773,097

Liabilities in Excess of Other Assets — (1.2)%		(6,082,066)

Net Assets — 100.0%		$496,691,031

(a)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	When-issued security.
(d)	Annualized 7-day yield as of period end.

7

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Short-Term Municipal Fund

(e)

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 06/30/19	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	55,602	90,646	146,248	$146,262	$685	$8	$—

(a)	Includes net capital gain distributions, if applicable.

Currency Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal corp.

AMBAC — American Municipal Bond Assurance Corp.

AMT — Alternative Minimum Tax (subject to)

BAM — Build America Mutual Assurance Co.

COP — Certificates of Participation

EDA — Economic Development Authority

GO — General Obligation Bonds

GTD — Guaranteed

ISD — Independent School District

LOC — Letter of Credit

M/F — Multi-Family

NPFGC — National Public Finance Guarantee Corp.

PSF — Permanent School Fund

RB — Revenue Bonds

SBPA — Stand-by Bond Purchase Agreements

S/F — Single-Family

VRDN — Variable Rate Demand Notes

8

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Short-Term Municipal Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual/semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$502,626,835	$—	$502,626,835
Short-Term Securities	146,262	—	—	146,262

	$146,262	$502,626,835	$—	$502,773,097

(a)	See above Schedule of Investments for values in each state.

9